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                           MFS INVESTMENT MANAGEMENT
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        August 1, 2002



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Strategic Value Fund, MFS(R)Conservative Allocation Fund, MFS(R)Moderate Allocation Fund, MFS(R)Growth Allocation Fund and MFS(R)Aggressive Growth Allocation Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 40 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 30, 2002.

     Please call the undersigned or Karen M. Ray at (617) 954-5842 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn